UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21482

SunAmerica Specialty Series

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

SunAmerica Specialty Series 2015 High Watermark Fund

PORTFOLIO OF INVESTMENTS - July 31, 2012 – (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES - 94.6%
United States Treasury Bonds - 94.6%
United States Treasury Bonds STRIPS zero coupon due 08/15/2015	$106,788,000	$105,636,719
zero coupon due 08/15/2015	17,263,000	17,090,111

Total Long-Term Investment Securities (cost $113,617,867)		122,726,830

SHORT-TERM INVESTMENT SECURITIES - 3.5%
U.S. Government Treasuries - 3.5%
United States Treasury Bills 0.13% due 11/01/2012 (cost $4,498,453)	4,500,000	4,498,821

REPURCHASE AGREEMENT - 2.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/31/2012, to be repurchased 08/01/2012 in the amount of $2,904,001 collateralized by $2,815,00 United States Treasury Notes, bearing interest at 2.38% due 10/31/2014 and having an approximate value of $2,966,306 (cost $2,904,000)	2,904,000	2,904,000

TOTAL INVESTMENTS (cost $121,020,320)(1)	100.3%	130,129,651
Liabilities in excess of other assets	(0.3)	(352,583)

NET ASSETS	100.0%	$129,777,068

(1)	See Note 4 for cost of investments on a tax basis.

STRIPS - Separate Trading of Registered Interest and Principal of Securities

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Government Treasuries	$—	$122,726,830	$—	$122,726,830
Short-Term Investment Securities:
U.S. Government Treasuries	—	4,498,821	—	4,498,821
Repurchase Agreement	—	2,904,000	—	2,904,000

Total	$—	$130,129,651	$—	$130,129,651

See Notes to Portfolio of Investments

SunAmerica Specialty Series 2020 High Watermark Fund

PORTFOLIO OF INVESTMENTS - July 31, 2012 - (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES - 9.1%
Resolution Funding Corp. STRIPS
zero coupon due 07/15/2020 (cost $5,072,945)	$7,000,000	$6,193,649

U.S. GOVERNMENT TREASURIES - 83.8%
United States Treasury Bonds - 83.8%
U.S. Treasury Bond STRIPS
zero coupon due 08/15/2020 (cost $44,009,784)	63,340,000	57,272,725

Total Long-Term Investment Securities (cost $49,082,729)		63,466,374

SHORT-TERM INVESTMENT SECURITIES - 3.4%
U.S. Government Treasuries - 3.4%
United States Treasury Bills
0.13% due 11/01/2012(1) (cost $2,349,192)	2,350,000	2,349,384

REPURCHASE AGREEMENT - 3.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 07/31/2012 to be repurchased 08/01/2012 in the amount of $2,637,001 and collateralized by $2,555,000 of United States Treasury Notes, bearing interest at 2.38% due 10/31/2014 and having approximate value of $2,692,331 (cost $2,637,000)	2,637,000	2,637,000

TOTAL INVESTMENTS (cost $54,068,921)(2)	100.2%	68,452,758
Liabilities in excess of other assets	(0.2)	(121,712)

NET ASSETS	100.0%	$68,331,046

(1)	The Security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.

STRIPS - Separate Trading of Registered Interest and Principal of Securities

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2012	Unrealized Appreciation (Depreciation)
1	Long	S&P 500 E-Mini Index	September 2012	$65,502	$68,730	$3,228

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Government Agencies	$—	$6,193,649	$—	$6,193,649
U.S. Government Treasuries	—	57,272,725	—	57,272,725
Short-Term Investment Securities:
U.S. Government Treasuries	—	2,349,384	—	2,349,384
Repurchase Agreement	—	2,637,000	—	2,637,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	3,228	—	—	3,228

Total	$3,228	$68,452,758	$—	$68,455,986

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

SunAmerica Specialty Series SunAmerica Alternative Strategies Fund

PORTFOLIO OF INVESTMENTS - July 31, 2012** - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMODITY INDEX-LINKED NOTES - 11.0%
Commodity Funds - 11.0%
Credit Suisse AG New York FRS (Indexed to the S&P GSCI Total Return Index) Senior Notes 0.10% due 07/29/2013*(3)	$15,000,000	$20,883,331
UBS AG (Indexed to the S&P GSCI Total Return Index) Senior Notes 0.10% due 09/11/2012*(3)	15,000,000	16,544,100

Total Commodity Index-Linked Notes (cost $30,000,000)		37,427,431

U.S. GOVERNMENT AGENCIES - 54.4%
Federal Farm Credit Bank - 17.1%
1.02% due 09/28/2015	7,000,000	7,007,392
1.32% due 12/07/2017	31,000,000	31,023,622
1.38% due 09/26/2016(2)	20,000,000	20,036,640

		58,067,654

Federal Home Loan Bank - 3.5%
1.17% due 05/30/2017	11,800,000	11,805,818

Federal Home Loan Mtg. Corp. - 10.1%
1.25% due 05/30/2017	4,415,000	4,430,457
1.50% due 09/21/2016	30,000,000	30,043,440

		34,473,897

Federal National Mtg. Assoc. - 23.7%
1.00% due 11/14/2014	10,000,000	10,015,750
1.00% due 01/26/2015	15,000,000	15,016,935
1.25% due 02/27/2014(2)	30,000,000	30,511,050
1.30% due 06/06/2017	4,907,000	4,916,583
1.75% due 11/14/2016	20,000,000	20,071,820

		80,532,138

Total U.S. Government Agencies (cost $184,496,350)		184,879,507

U.S. GOVERNMENT TREASURIES - 3.3%
United States Treasury Notes - 3.3%
0.63% due 04/15/2013 TIPS(5)	1,630,995	1,639,150
1.63% due 01/15/2015 TIPS(5)	1,564,693	1,673,733
1.88% due 07/15/2013 TIPS(5)	1,751,848	1,799,751
1.88% due 07/15/2015 TIPS(5)	1,536,015	1,684,816
2.00% due 01/15/2014 TIPS(5)	1,616,953	1,686,432
2.00% due 07/15/2014 TIPS(5)	1,585,012	1,687,418
2.63% due 06/30/2014	1,000,000	1,046,055

Total U.S. Government Treasuries (cost $10,457,441)		11,217,355

EXCHANGE-TRADED FUNDS - 3.5%
iShares Barclays MBS Bond Fund	64,700	7,055,535
iShares iBoxx Investment Grade Corporate Bond Fund	40,023	4,853,989

Total Exchange-Traded Funds (cost $11,096,850)		11,909,524

Total Long-Term Investment Securities (cost $236,050,641)		245,433,817

SHORT-TERM INVESTMENT SECURITIES - 20.6%
PUT OPTIONS - PURCHASED† - 1.1%
Put Options - Purchased (cost $9,792,640)(6)	4,660	3,794,200

U.S. Government Treasuries - 20.6%
United States Treasury Bills
0.09% due 09/20/2012(4)	$30,000,000	$29,996,208
0.14% due 02/07/2013	30,000,000	29,979,030
0.16% due 05/02/2013(2)(4)	10,000,000	9,988,410

Total United States Treasury Bills (cost $69,961,325)		69,963,648

Total Short-Term Investment Securities (cost $79,753,965)		73,757,848

REPURCHASE AGREEMENTS - 6.3%
State Street Bank & Trust Co. bearing interest at 0.01% dated 07/31/2012 to be repurchased 08/01/2012 in the amount of $6,357,002 and collateralized by $6,155,000 of United States Treasury Notes, bearing interest at 2.38% due 10/31/2014 and having approximate value of 6,485,831	6,357,000	6,357,000
State Street Bank & Trust Co. bearing interest at 0.01% dated 07/31/2012 to be repurchased 08/01/2012 in the amount of $15,189,854 and collateralized by $14,875,400 of United States Treasury Notes, bearing interest at 1.50% due 07/31/2016 and having approximate value of $15,493,651(2)	15,189,850	15,189,850

Total Repurchase Agreements (cost $21,546,850)		21,546,850

TOTAL INVESTMENTS (cost $337,351,456)(1)	100.2%	340,738,515
Liabilities in excess of other assets	(0.2)	(543,627)

NET ASSETS	100.0%	$340,194,888

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2012, the aggregate value of these securities was $37,427,431 representing 11.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Consolidated; see Note 1 and Note 5.
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	The security is owned by the SunAmerica Alternative Strategies Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	Principal amount of security is adjusted for inflation.
(6)	Options - Purchased

Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)
Crude Oil December 12 Futures(2)	November 2012	$85	200	$950,280	$876,000	$(74,280)
Crude Oil September 12 Futures(2)	August 2012	80	280	975,110	78,400	(896,710)
S&P 500 E-Mini Index September Futures	September 2012	1,250	450	886,500	177,750	(708,750)
S&P 500 E-Mini Index December Futures	December 2012	1,250	500	1,137,250	772,500	(364,750)
S&P 500 E-Mini Index December Futures	December 2012	1,100	3,230	5,843,500	1,889,550	(3,953,950)

			4,660	$9,792,640	$3,794,200	$(5,998,440)

FDIC - Federal Deposit Insurance Corporation

GSCI - Goldman Sachs Commodity Index

TIPS - Treasury Inflation Protected Securities

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2012	Unrealized Appreciation/ (Depreciation)
157	Long	Aluminum Futures(a)	September 2012	$7,812,713	$7,366,244	$(446,469)
82	Short	Australian $ Currency	September 2012	8,170,480	8,583,760	(413,280)
84	Long	Brent Crude Futures(a)	August 2012	8,249,150	8,813,280	564,130
83	Short	British Pound Currency	September 2012	8,107,650	8,134,519	(26,869)
83	Short	Canadian $ Currency	September 2012	8,102,300	8,268,460	(166,160)
293	Long	CBOE VIX Futures	August 2012	6,081,700	5,830,700	(251,000)
96	Short	Copper(a)	September 2012	7,990,650	8,202,000	(211,350)
76	Short	Dax Index	September 2012	14,371,222	15,859,360	(1,488,138)
51	Short	Euro FX Currency	September 2012	8,059,499	7,849,537	209,962
914	Short	EURO STOXX 50 Index Futures	September 2012	24,748,691	26,180,347	(1,431,656)
200	Short	FTSE 100 Index	September 2012	17,411,008	17,578,737	(167,729)
121	Long	Gold 100 OZ(a)	December 2012	19,251,909	19,536,660	284,751
94	Short	IBEX 35 Index	August 2012	7,628,688	7,755,419	(126,731)
66	Short	Italian Government Bond Future	September 2012	8,223,611	8,036,996	186,615
66	Short	Palladium Futures(a)	September 2012	4,048,905	3,897,630	151,275
99	Short	S&P Midcap 400 E-Mini Index	September 2012	8,977,890	9,292,140	(314,250)
1,025	Short	Stoxx 600 Bank Index	September 2012	7,965,454	8,241,679	(276,225)
112	Long	U.S. Treasury 5 Yr Notes	September 2012	13,940,891	13,975,500	34,609
69	Long	U.S. Treasury 10 Yr Notes	September 2012	9,284,812	9,291,281	6,469
1,700	Long	VSTOXX Mini Index(a)	August 2012	5,796,044	5,626,618	(169,426)

						$(4,051,472)

(a)	The security is owned by the SunAmerica Alternative Strategies Cayman Fund, Ltd. which is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Commodity Index-Linked Notes	$—	$37,427,431	$—	$37,427,431
U.S Government Agencies	—	184,879,507	—	184,879,507
U.S. Government Treasuries	—	11,217,355	—	11,217,355
Exchange Traded Funds	11,909,524	—	—	11,909,524
Short-Term Investment Securities:
Put Options-Purchased	3,794,200	—	—	3,794,200
U.S. Government Treasuries	—	69,963,648	—	69,963,648
Repurchase Agreements	—	21,546,850	—	21,546,850
Other Financial Instruments@
Open Futures Contracts - Appreciation	1,437,811	—	—	1,437,811

Total	$17,141,535	$325,034,791	$—	$342,176,326

LIABILITIES:
Other Financial Instruments@
Open Futures Contracts - Depreciation	$5,489,283	$—	$—	$5,489,283

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

SunAmerica Specialty Series-SunAmerica Global Trends Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS - July 31, 2012* – (unaudited)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS - 97.4%
Bank of America Securities Joint Repurchase Agreement(1)	$53,960,000	$53,960,000
Bank of America Securities Joint Repurchase Agreement(1)(2)	15,855,000	15,855,000
BNP Paribas SA Joint Repurchase Agreement(1)	66,160,000	66,160,000
BNP Paribas SA Joint Repurchase Agreement(1)(2)	19,430,000	19,430,000
Deutsche Bank AG Joint Repurchase Agreement(1)	47,715,000	47,715,000
Deutsche Bank AG Joint Repurchase Agreement(1)(2)	14,015,000	14,015,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	66,160,000	66,160,000
Royal Bank of Scotland Joint Repurchase Agreement(1)(2)	19,430,000	19,430,000
UBS Securities LLC Joint Repurchase Agreement(1)	47,735,000	47,735,000
UBS Securities LLC Joint Repurchase Agreement(1)(2)	14,015,000	14,015,000

Total Repurchase Agreements (cost $364,475,000)		364,475,000

TOTAL INVESTMENTS (cost $364,475,000)(3)	97.4%	364,475,000
Liabilities in excess of other assets	2.6	9,873,436

NET ASSETS	100.0%	$374,348,436

*	Consolidated; see Note 1 and Note 5.
(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	The security is owned by the SunAmerica Global Trends Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.
(3)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of July 31, 2012	Unrealized Appreciation (Depreciation)
363	Long	DAX Index	September 2012	$73,338,191	$75,749,313	$2,411,122
214	Long	German Euro Bund	September 2012	37,292,886	38,066,082	773,196
153	Long	Hang Seng Index	August 2012	19,308,747	19,447,832	139,085
140	Long	Light Crude Sweet Oil(a)	September 2012	12,390,000	12,328,400	(61,600)
1,086	Long	S&P 500 E-Mini Index	September 2012	75,695,675	76,640,780	945,105
498	Long	Sugar 11(a)	October 2012	12,677,884	12,627,686	(50,198)

						$4,156,710

(a)	The security is owned by the SunAmerica Global Trends Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	BRL	38,679,000	USD	18,880,699	8/2/2012	$5,528	$—
	USD	18,868,725	BRL	38,679,000	8/2/2012	6,446	—

						11,974	—

Citibank N.A.	MXN	501,001,000	USD	37,854,250	8/2/2012	180,753	—
	USD	9,570,509	MXN	127,707,000	8/2/2012	32,605	—
	USD	37,739,478	MXN	501,001,000	9/5/2012	—	(185,493)

						213,358	(185,493)

Credit Suisse AG	MXN	131,264,000	USD	9,833,930	8/2/2012	—	(36,657)

Deutsche Bank AG	USD	5,684,329	MXN	75,522,000	8/2/2012	—	(5,343)

Goldman Sachs International	BRL	38,868,000	USD	19,162,783	8/2/2012	195,381	—
	BRL	38,318,000	USD	18,696,267	9/5/2012	108,783	—
	MXN	133,740,000	USD	10,019,866	8/2/2012	—	(36,907)
	MXN	501,001,000	USD	37,537,627	9/5/2012	—	(16,358)
	USD	19,099,754	BRL	38,868,000	8/2/2012	—	(132,352)
	USD	22,816,508	MXN	302,086,000	8/2/2012	—	(100,713)
	USD	18,780,571	BRL	38,318,000	9/5/2012	—	(193,087)

						304,164	(479,417)

JP Morgan Chase Bank, N.A	BRL	38,679,000	USD	18,868,725	8/2/2012	—	(6,446)
	MXN	3,494,000	USD	265,999	8/2/2012	3,263	—
	USD	18,960,294	BRL	38,679,000	8/2/2012	—	(85,123)
	USD	28,807,058	MXN	383,436,000	8/2/2012	25,968	—

						29,231	(91,569)

Royal Bank of Canada	MXN	766,191,000	USD	57,051,255	8/2/2012	—	(563,589)
	USD	48,309,995	MXN	647,940,000	8/2/2012	412,793	—

						412,793	(563,589)

Standard Chartered Bank	BRL	38,868,000	USD	19,048,272	8/2/2012	80,871	—
	USD	19,190,775	BRL	38,868,000	8/2/2012	—	(223,373)
	USD	18,930,887	MXN	249,918,000	8/2/2012	—	(137,941)

						80,871	(361,314)

State Street Bank And Trust Co.	MXN	250,919,000	USD	18,540,447	8/2/2012	—	(327,771)

Net Unrealized Appreciation/(Depreciation)						$1,052,391	$(2,051,153)

BRL - Brazilian Real

MXN - Mexican Peso

USD - United States Dollars

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Repurchase Agreements	$—	$364,475,000	$—	$364,475,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	4,268,508	—	—	4,268,508
Open Forward Foreign Currency Contracts - Appreciation	—	1,052,391	—	1,052,391

Total	$4,268,508	$365,527,391	$—	$369,795,899

LIABILITIES:
Other Financial Instruments@
Open Futures Contracts - Depreciation	$111,798	$—	$—	$111,798
Open Forward Foreign Currency Contracts - Depreciation	—	2,051,153	—	2,051,153

Total	$111,798	$2,051,153	$—	$2,162,951

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

SunAmerica Focused Alpha Growth Fund

PORTFOLIO OF INVESTMENTS - July 31, 2012 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCK - 96.9%
Apparel Manufacturers - 4.8%
Under Armour, Inc., Class A†	110,000	$5,988,400

Athletic Footwear - 3.6%
NIKE, Inc., Class B	49,109	4,584,325

Computers - 6.1%
Apple, Inc.†	12,560	7,671,146

Consulting Services - 8.5%
Booz Allen Hamilton Holding Corp.	180,000	3,137,400
Verisk Analytics, Inc., Class A†	150,000	7,537,500

		10,674,900

Diagnostic Kits - 2.6%
IDEXX Laboratories, Inc.†	37,217	3,281,423

Distribution/Wholesale - 2.9%
Fastenal Co.	85,000	3,665,200

Diversified Manufacturing Operations - 0.9%
Colfax Corp.†	40,000	1,157,600

E-Commerce/Products - 2.6%
Netflix, Inc.†	57,200	3,251,820

Electric-Transmission - 5.0%
ITC Holdings Corp.	84,000	6,231,960

Hotel/Motels - 3.8%
Hyatt Hotels Corp., Class A†	135,000	4,799,250

Insurance-Property/Casualty - 3.4%
Arch Capital Group, Ltd.†	110,000	4,268,000

Medical Instruments - 3.1%
Edwards Lifesciences Corp.†	38,000	3,845,600

Medical-Drugs - 3.8%
Bristol-Myers Squibb Co.	135,620	4,828,072

Multimedia - 2.1%
FactSet Research Systems, Inc.	28,000	2,602,880

Pipelines - 5.0%
Kinder Morgan, Inc.	174,010	6,231,298

Real Estate Investment Trusts - 3.5%
American Tower Corp.	61,362	4,437,086

Resort/Theme Parks - 4.2%
Vail Resorts, Inc.	106,000	5,261,840

Retail-Building Products - 5.6%
Home Depot, Inc.	133,691	6,975,996

Retail-Discount - 4.6%
Dollar General Corp.†	113,185	5,773,567

Retail-Major Department Stores - 4.8%
TJX Cos., Inc.	135,590	6,003,925

Retail-Sporting Goods - 4.7%
Dick’s Sporting Goods, Inc.	120,000	5,894,400

Soap & Cleaning Preparation - 3.9%
Church & Dwight Co., Inc.	85,000	4,896,850

Vitamins & Nutrition Products - 3.7%
Mead Johnson Nutrition Co.	63,865	4,659,591

Web Portals/ISP - 3.7%
Baidu, Inc. ADR†	38,829	4,679,671

Total Long-Term Investment Securities (cost $93,928,201)		121,664,800

SHORT-TERM INVESTMENT SECURITIES - 4.7%
Time Deposits - 4.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2012 (cost $5,915,000)	$5,915,000	5,915,000

TOTAL INVESTMENTS (cost $99,843,201)(1)	101.6%	127,579,800
Liabilities in excess of other assets	(1.6)	(1,949,685)

NET ASSETS	100.0%	$125,630,115

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Computers	$7,671,146	$—	$—	$7,671,146
Consulting Services	10,674,900	—	—	10,674,900
Electric-Transmission	6,231,960	—	—	6,231,960
Pipelines	6,231,298	—	—	6,231,298
Retail-Building Products	6,975,996	—	—	6,975,996
Other Industries*	83,879,500	—	—	83,879,500
Short-Term Investment Securities:
Time Deposits	—	5,915,000	—	5,915,000

Total	$121,664,800	$5,915,000	$—	$127,579,800

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Focused Alpha Large-Cap Fund

PORTFOLIO OF INVESTMENTS - July 31, 2012 – (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCK - 96.5%
Athletic Footwear - 4.0%
NIKE, Inc., Class B	37,248	$3,477,101

Cable/Satellite TV - 5.8%
DISH Network Corp., Class A	163,800	5,038,488

Computers - 6.7%
Apple, Inc.†	9,526	5,818,100

Diversified Banking Institutions - 4.7%
Citigroup, Inc.	76,800	2,083,584
JPMorgan Chase & Co.	55,500	1,998,000

		4,081,584

Diversified Manufacturing Operations - 5.0%
3M Co.	48,200	4,397,286

Electronic Security Devices - 5.5%
Tyco International, Ltd.	86,800	4,768,792

Finance-Credit Card - 6.3%
Discover Financial Services	153,100	5,505,476

Medical-Drugs - 4.2%
Bristol-Myers Squibb Co.	102,865	3,661,994

Medical-HMO - 5.2%
UnitedHealth Group, Inc.	89,400	4,567,446

Oil Companies-Integrated - 5.5%
Exxon Mobil Corp.	55,500	4,820,175

Oil Refining & Marketing - 6.2%
Valero Energy Corp.	197,450	5,429,875

Pipelines - 5.4%
Kinder Morgan, Inc.	132,011	4,727,314

Real Estate Investment Trusts - 3.8%
American Tower Corp.	46,446	3,358,510

Retail-Building Products - 6.0%
Home Depot, Inc.	101,402	5,291,156

Retail-Discount - 5.0%
Dollar General Corp.†	85,848	4,379,106

Retail-Major Department Stores - 5.2%
TJX Cos., Inc.	102,942	4,558,272

Semiconductor Equipment - 3.9%
KLA-Tencor Corp.	67,461	3,434,440

Vitamins & Nutrition Products - 4.0%
Mead Johnson Nutrition Co.	47,992	3,501,496

Web Portals/ISP - 4.1%
Baidu, Inc. ADR†	29,451	3,549,435

Total Long-Term Investment Securities (cost $79,443,169)		84,366,046

SHORT-TERM INVESTMENT SECURITIES - 4.5%
Time Deposits - 4.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2012 (cost $3,916,000)	$3,916,000	3,916,000

TOTAL INVESTMENTS (cost $83,359,169)(1)	101.0%	88,282,046
Liabilities in excess of other assets	(1.0)	(870,413)

NET ASSETS	100.0%	$87,411,633

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Cable/Satellite TV	$5,038,488	$—	$—	$5,038,488
Computers	5,818,100	—	—	5,818,100
Diversified Manufacturing Operations	4,397,286	—	—	4,397,286
Electronic Security Devices	4,768,792	—	—	4,768,792
Finance-Credit Card	5,505,476	—	—	5,505,476
Medical-HMO	4,567,446	—	—	4,567,446
Oil Companies-Integrated	4,820,175	—	—	4,820,175
Oil Refining & Marketing	5,429,875	—	—	5,429,875
Pipelines	4,727,314	—	—	4,727,314
Retail-Building Products	5,291,156	—	—	5,291,156
Retail-Discount	4,379,106	—	—	4,379,106
Retail-Major Department Stores	4,558,272	—	—	4,558,272
Other Industries*	25,064,560	—	—	25,064,560
Short-Term Investment Securities:
Time Deposits	—	3,916,000	—	3,916,000

Total	$84,366,046	$3,916,000	$—	$88,282,046

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – July 31, 2012 (unaudited)

Note 1. Basis for consolidation for the SunAmerica Alternative Strategies Cayman Fund, Ltd. and SunAmerica Global Trends Cayman Fund, Ltd.

The SunAmerica Alternative Strategies Cayman Fund, Ltd. (the “Alternative Strategies Subsidiary”), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund (the “Alternative Strategies Fund”). The Alternative Strategies Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Alternative Strategies Fund in order to effect certain investments on behalf of the Alternative Strategies Fund consistent with the investment objectives and policies in the Alternative Strategies Fund’s prospectus and statement of additional information. With respect to its investments, the Alternative Strategies Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Alternative Strategies Fund; however, the Alternative Strategies Subsidiary (unlike the Alternative Strategies Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked and hedge fund-linked derivative instruments that may otherwise be limited if purchased by the Alternative Strategies Fund due to federal tax requirements relating to qualifying income. The Alternative Strategies Fund and Alternative Strategies Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Alternative Strategies Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Alternative Strategies Fund. The Alternative Strategies Fund may invest up to 25% of its assets in the Alternative Strategies Subsidiary. As of July 31, 2012, net assets of the Alternative Strategies Fund were $340,194,888, of which approximately $76,357,404 or approximately 22.4%, represented the Alternative Strategies Fund’s ownership of all issued shares and voting rights of the Alternative Strategies Subsidiary.

The SunAmerica Global Trends Cayman Fund, Ltd. (the “Global Trends Subsidiary”), a Cayman Islands exempted company, was incorporated on March 17, 2011, and is a wholly-owned subsidiary of the SunAmerica Global Trends Fund (the “Global Trends Fund”). The Global Trends Subsidiary commenced operations on June 17, 2011 and was organized as a wholly-owned subsidiary of the Global Trends Fund in order to effect certain investments on behalf of the Global Trends Fund consistent with the investment objectives and policies in the Global Trends Fund’s prospectus and statement of additional information. With respect to its investments, the Global Trends Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Global Trends Fund; however, the Global Trends Subsidiary (unlike the Global Trends Fund) may invest without limitation in commodity-linked instruments that may otherwise be limited if purchased by the Global Trends Fund due to federal tax requirements relating to qualifying income. The Global Trends Fund and Global Trends Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Global Trends Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Global Trends Fund. The Global Trends Fund may invest up to 25% of its assets in the Global Trends Subsidiary. As of July 31, 2012, net assets of the Global Trends Fund were $374,348,436 of which approximately $85,455,711 or approximately 22.8%, represented the Global Trends Fund’s ownership of all issued shares and voting rights of the Global Trends Subsidiary.

Note 2. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward Foreign Currency Contracts (“Forward Contracts”) are valued at the 4:00 p.m. Eastern Time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of SunAmerica Asset Management Corp., the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available, and securities for which a development/significant event occurs that may significantly impact the value of the security, are valued as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board etc.)

Level 3 - Significant unobservable inputs (including inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summaries of inputs used to value the Funds’ net assets as of July 31, 2012 are reported on a schedule following the Portfolio of Investments.

Derivative Instruments

Futures Contracts. The 2020 High Watermark Fund may invest in exchange traded S&P 500 Index futures to generate equity market exposures. During the period ended July 31, 2012, the 2020 High Watermark Fund invested in exchange traded S&P 500 Index futures to generate equity market exposures. The Alternative Strategies Fund expects to enter into futures transactions for investment purposes in order to gain exposure to the following asset classes: commodities, currencies, fixed income and equity index futures, and may take either a long or short position in a futures transaction. The Alternative Strategies Fund may also enter into futures transactions for hedging purposes. The Global Trends Fund expects to enter into futures transactions for investment purposes in order to gain exposure to a variety of asset classes, including U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income, currencies and commodities. The Global Trends Fund may also enter into futures transactions for hedging purposes. During the period ended July 31, 2012, the Alternative Strategies Fund entered into futures transactions for investment purposes in order to gain exposure to commodities, currencies, fixed income and equity index futures, and took long and short positions in futures transactions. During this same period, the Alternative Strategies Fund also entered into futures transactions for hedging purposes. During the period ended July 31, 2012, the Global Trends Fund entered into futures transactions for investment purposes in order to gain exposure to U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income and commodities.

Futures contracts are reported on a schedule following the Portfolio of Investments. As of July 31, 2012, the following Funds had open futures contracts: 2020 High Watermark Fund, Alternative Strategies Fund and Global Trends Fund.

A futures contract is generally a standardized, transferable, exchange-traded contract that requires delivery of a commodity, bond, currency, stock index, or other underlying reference asset at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded by the Fund as Variation Margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the 2020 High Watermark Fund of entering into futures contracts is market risk. The risks associated with the Alternative Strategy Fund’s and Global Trend Fund’s use of futures include the risk that the changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset. In addition, since the Alternative Strategies Fund may go short in futures contracts, there is a risk that losses caused by sudden, unanticipated market movements may be potentially unlimited. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to the Funds since the futures are exchange-traded.

Forward Foreign Currency Contracts. The Global Trends Fund may enter into forward contracts for investment purposes in order to gain currency exposure and enhance return. During the period ended July 31, 2012, the Global Trends Fund used forward contracts for investment purposes in order to gain currency exposure. As of July 31, 2012, the Global Trends Fund has open forward contracts which are reported on a schedule following the Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises because forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. In addition, forward contracts are also not regulated by the Commodity Futures Trading Commission (“CFTC”) and therefore the Fund will not receive any benefit of CFTC regulation when trading forwards. Moreover, because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Options. Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended July 31, 2012, the Alternative Strategies Fund used option contracts to decrease the Fund’s market exposure, to seek higher investment returns, and to seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. As of July 31, 2012, Alternative Strategies Fund had open option contracts, which are reported on a schedule following the Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Transactions in options written during the period ended July 31, 2012 are summarized as follows:

Alternative Strategies Fund
	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2011	—	$—
Options written	240	516,000
Options terminated in closing purchase transactions	(240)	(516,000)
Options expired	—	—
Options exercised	—	—

Options outstanding at July 31, 2012	—	$—

Commodity-Linked and Hedge Fund-Linked Notes. The Alternative Strategies Fund may invest in commodity-linked derivative instruments, including commodity-linked notes linked to broad-based commodity indexes, in order to gain exposure to the commodities markets. By investing in these derivative instruments, the Alternative Strategies Fund seeks to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. The Alternative Strategies Fund will not invest directly in commodities. During the period ended July 31, 2012, the Alternative Strategies Fund invested in commodity-linked notes in order to gain exposure to the commodities markets.

Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. A commodity-linked note is a derivative instrument that has characteristics of a debt security and of a commodity-linked derivative. It typically provides for interest payments and a principal payment at maturity linked to the price movement of a commodity, commodity index or commodity futures or option contract.

The Alternative Strategies Fund may also invest in hedge fund-linked derivative instruments, including hedge fund-linked notes linked to a hedge fund index, in order to gain a broad-based exposure to hedge funds. The Alternative Strategies Fund will not invest directly in hedge funds. During the period ended July 31, 2012, the Alternative Strategies Fund did not invest in hedge fund-linked notes.

Hedge fund linked derivatives are derivative instruments, of which, the value, principal payment and interest payments are primarily linked to the price movement of a hedge fund, hedge fund index or hedge fund futures or option contract.

The commodity and hedge fund-linked derivative instruments in which the Alternative Strategies Fund may invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as the case may be, as well as economic and other regulatory or political developments, overall market movements and other factors, including potential defaults by counterparties on their obligations to perform under these instruments. Typically, the return of the commodity-linked and hedge fund-linked notes will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Alternative Strategies Fund earns from these notes as compared to the index. Commodity and hedge fund-linked derivative instruments are also subject to credit risk and counterparty risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. Counterparty risk is the risk that the Fund will be exposed to the credit of the counterparties to derivative contracts and its ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the terms of the agreements.

The following tables represent the value of derivatives held as of July 31, 2012, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of July 31, 2012, please refer to the Portfolio of Investments.

	2020 High Watermark Fund
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$295

(1)	The Fund’s derivative contracts held during the period ended July 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $66,713.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $3,228 as reported in the Portfolio of Investments.

	Alternative Strategies Fund
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$894,180	$—
Put options purchased, at value(4)	2,839,800	—
Commodity contracts
Futures contracts (variation margin)(2)(3)	—	283,536
Call and put options purchased, at value(4)	954,400	—
Call and put options written, at value(5)	—	—
Interest rate contracts
Futures contracts (variation margin)(2)(3)	62,834	—
Foreign exchange contracts
Futures contracts (variation margin)(2)(3)	—	16,113
Put options purchased, at value(4)	—	—

	$4,751,214	$299,649

(1)	The Fund’s derivative contracts held during the period ended July 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures, commodity futures, interest rate futures, and foreign exchange futures contracts was $106,617,667, $60,268,329, $7,587,937, and $58,364,676, respectively.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(4,051,472) as reported in the Portfolio of Investments.
(4)	The average value outstanding for purchased options on equity contracts, commodity contracts, and foreign exchange contracts is $1,190,367, $2,853,660 and $3,170,604, respectively.
(5)	The average value outstanding for written option contracts on commodity contracts was $30,000.

	Global Trends Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$155,683
Interest rate contracts
Futures contracts (variation margin)(2)(3)	312,410	—
Commodity contracts
Futures contracts (variation margin)(2)(3)	—	330,042
Foreign exchange contracts
Forward foreign currency contracts(4)	1,052,391	2,051,153

	$1,364,801	$2,536,878

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures, interest rate futures, and commodity futures contracts was $116,903,668, $57,904,847, and $33,824,863, respectively.
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $4,156,710 as reported in the Portfolio of Investments.
(4)	The average notional amount outstanding for forward foreign currency contracts was $260,908,790.

Note 3. Repurchase Agreements:

As of July 31, 2012, the following portfolios held and undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Global Trends	47.19%	$53,960,000
Global Trends Subsidiary	13.87	15,855,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated July 31, 2012, bearing interest at a rate of 0.15% per annum, with a principal amount of $114,345,000, a repurchase price of $114,345,476, and a maturity date of August 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U. S. Treasury Notes	1.00%	08/31/16	$113,982,000	$116,854,346

As of July 31, 2012, the following portfolios held and undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Global Trends	47.28%	$66,160,000
Global Trends Subsidiary	13.88	19,430,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated July 31, 2012, bearing interest at a rate of 0.16% per annum, with a principal amount of $139,945,000, a repurchase price of $139,945,622, and a maturity date of August 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U. S. Treasury Bonds	3.13%	11/15/41	$126,651,900	$142,617,639

As of July 31, 2012, the following portfolios held and undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Global Trends	47.28%	$47,715,000
Global Trends Subsidiary	13.89	14,015,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated July 31, 2012, bearing interest at a rate of 0.16% per annum, with a principal amount of $100,930,000, a repurchase price of $100,930,449, and a maturity date of August 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U. S. Treasury Notes	1.50%	06/30/16	$98,792,000	$102,984,732

As of July 31, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

Portfolio	Percentage Ownership	Principal Amount
Global Trends	47.28%	$66,160,000
Global Trends Subsidiary	13.88	19,430,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Royal Bank of Scotland, dated July 31, 2012, bearing interest at a rate of 0.15% per annum, with a principal amount of $139,945,000, a repurchase price of $139,945,583, and a maturity date of August 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U. S. Treasury Notes	1.38%	10/15/12	$141,971,000	$142,913,687

As of July 31, 2012, the following portfolios held and undivided interest in the joint repurchase agreement with UBS Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Global Trends	47.28%	$47,735,000
Global Trends Subsidiary	13.88	14,015,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated July 31, 2012, bearing interest at a rate of 0.17% per annum, with a principal amount of $100,960,000, a repurchase price of $100,960,477, and a maturity date of August 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U. S. Treasury Notes	1.50%	12/31/13	$101,376,800	$103,342,496

Note 4. Federal Income Taxes

At July 31, 2012, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchases agreements, were as follows:

	2015 High Watermark Fund	2020 High Watermark Fund	Alternative Strategies Fund	Global Trends Fund	Focused Alpha Growth Fund	Focused Alpha Large-Cap Fund
Cost	$121,020,320	$54,215,107	$332,662,875	$371,009,384	$99,843,201	$84,088,362

Appreciation	$9,109,331	14,383,837	13,985,733	—	29,753,409	5,677,217
Depreciation	—	(146,186)	(5,998,440)	(8,333)	(2,016,810)	(1,483,533)

Unrealized appreciation (depreciation) – net	$9,109,331	$14,237,651	$7,987,293	$(8,333)	$27,736,599	$4,193,684

Note 5. Transactions with Affiliates

As discussed in Note 1, the Alternative Strategies Fund and Global Trends Fund each owned 100% of its respective Subsidiary. During the period ended July 31, 2012, the Alternative Strategies Fund and Global Trends Fund each recorded unrealized gain/(loss) on the investment in its Subsidiary as follows:

Consolidated Subsidiary	Net Assets at October 31, 2011	Purchases	Realized Gain/(Loss)	Sales Proceeds	Dividend Income	Unrealized Gain/(Loss)	Net Assets as of July 31, 2012
Alternative Strategies Subsidiary	$94,598,367	$27,000,000	$2,033,835	$44,000,000	$—	$(3,274,798)	$76,357,404
Global Trends Subsidiary	56,026,051	43,523,066	1,011,540	9,705,000	—	(5,399,946)	85,455,711

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Specialty Series’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy President

Date:	September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date:	September 27, 2012

By:	/s/ Donna M. Handel
Donna M. Handel Treasurer

Date:	September 27, 2012